PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

NORTHERN ENGAGE360TM FUND

SUPPLEMENT DATED JUNE 21, 2022 TO

PROSPECTUS DATED JULY 31, 2021, AS SUPPLEMENTED

Jessica K. Hart is no longer a portfolio manager of the Northern Engage360™ Fund (the “Fund”). Luis Diez will join Christopher E. Vella as a portfolio manager of the Fund. Accordingly, all references to Jessica K. Hart in the Fund’s Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Northern Engage360TM Fund – Management” on page 198 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Northern Engage360TM Fund. Christopher E. Vella, CFA, Senior Vice President of NTI, and Luis Diez, Senior Vice President of NTI have been managers of the Fund since November 2017 and June 2022, respectively. Ariel Investments, LLC, Aristotle Capital Management, LLC, ARK Investment Management, LLC, Boston Common Asset Management, LLC, EARNEST Partners, LLC, and Mar Vista Investment Partners, LLC each serves as sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.

The first paragraph under the subsection entitled “ACTIVE M/ MULTI-MANAGER FUNDS” under the section entitled “FUND MANAGEMENT” beginning on page 209 of the Prospectus is deleted and replaced with the following:

Christopher E. Vella, CFA, a Senior Vice President of NTI, is the portfolio manager for each of the Funds. Mr. Vella has been with Northern Trust since 2004 and has been the Chief Investment Officer of the Multi-Manager Solutions Group since 2011. Prior to taking on Chief Investment Officer responsibilities, Mr. Vella was the Global Director of Northern’s Manager Research Team. Luis Diez, a Senior Vice President of NTI, is also a portfolio manager of the Northern Engage360TM Fund. Mr. Diez has been with Northern Trust and has worked in the Multi-Manager Solutions Group since 2006. Mr. Vella and Mr. Diez have been managers of the Fund since November 2017 and June 2022, respectively.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO Engage (6/22)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

NORTHERN ENGAGE360TM FUND

SUPPLEMENT DATED JUNE 21, 2022 TO SAI DATED JULY 31, 2021, AS SUPPLEMENTED

Jessica K. Hart is no longer a portfolio manager of the Northern Engage360™ Fund (the “Fund”). Luis Diez will join Christopher E. Vella as a portfolio manager of the Fund. Accordingly, all references to Jessica K. Hart in the Fund’s SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Northern Engage360™ Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 126 of the SAI is replaced with the following:

Fund	Portfolio Manager(s)
Northern Engage360TM Fund	Christopher E. Vella and Luis Diez

2.

The following information, as of May 31, 2022, with respect to Luis Diez is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 127 of the SAI:

The table below discloses the accounts within each type of category listed below for which Luis Diez* was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2022.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Luis Diez became a Portfolio Manager of the Northern Engage360TM Fund effective June 21, 2022.

3.	The following information, as of May 31, 2022, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 140 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Luis Diez†	Northern Engage360TM Fund	None

†	Luis Diez became a Portfolio Manager of the Northern Engage360TM Fund effective June 21, 2022. Information is shown as of May 31, 2022.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI Engage (6/22)

NORTHERN FUNDS PROSPECTUS